UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.6%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$10,964	$10,964

Total Commercial Paper (Amortized Cost $10,964)		10,964

Common Stocks (97.7%)
Aerospace/Defense (3.7%):
Boeing Co.	366,800	25,848

Airlines (0.6%):
Southwest Airlines Co.	441,600	4,398

Automotive (2.9%):
Ford Motor Co. (b)	1,077,300	13,154
PACCAR, Inc.	167,900	7,188
		20,342
Banks (3.5%):
JPMorgan Chase & Co.	599,200	24,238

Beverages (3.8%):
Anheuser-Busch InBev NV, Sponsored ADR	308,600	17,769
Dr Pepper Snapple Group, Inc.	231,600	8,745
		26,514
Brokerage Services (2.2%):
Charles Schwab Corp.	997,767	14,897

Chemicals (3.9%):
Ecolab, Inc.	106,100	5,305
Monsanto Co.	290,431	21,341
		26,646
Commercial Services (0.7%):
Paychex, Inc.	172,516	4,870

Computers & Peripherals (2.8%):
Cisco Systems, Inc.	1,211,400	19,346

Electronics (1.6%):
Johnson Controls, Inc.	300,800	11,115

Engineering (0.8%):
ABB Ltd., Sponsored ADR	235,900	5,647

Entertainment (0.9%):
The Walt Disney Co.	161,000	6,218

Environmental Control (0.6%):
Waste Management, Inc.	124,400	3,917

Financial Services (1.7%):
Morgan Stanley	523,900	11,657

Food Processing & Packaging (3.4%):
Kraft Foods, Inc., Class A	300,555	10,333
Nestle SA, Sponsored ADR	202,515	12,910
		23,243
Forest Products & Paper (1.0%):
International Paper Co.	224,100	6,656

Health Care (2.9%):
HCA Holdings, Inc. (b)	256,550	6,845
Medtronic, Inc.	365,900	13,191
		20,036

See notes to schedules of investments.

Security Description	Shares	Value
Home Builders (0.7%):
Toll Brothers, Inc. (b)	254,356	$5,077

Insurance (3.6%):
MetLife, Inc.	502,977	20,728
The Chubb Corp.	63,500	3,967
		24,695
Internet Business Services (7.5%):
eBay, Inc. (b)	548,000	17,947
Google, Inc., Class A (b)	56,100	33,867
		51,814
Manufacturing-Diversified (1.4%):
Ingersoll-Rand PLC	260,100	9,733

Medical Supplies (1.0%):
Boston Scientific Corp. (b)	950,200	6,803

Oil & Gas Exploration-Production & Services (8.7%):
Anadarko Petroleum Corp.	189,760	15,667
Apache Corp.	144,900	17,927
Chesapeake Energy Corp.	626,000	21,503
EOG Resources, Inc.	53,000	5,406
		60,503
Oil Companies-Integrated (2.4%):
Exxon Mobil Corp.	208,500	16,636

Oilfield Services & Equipment (8.4%):
Halliburton Co.	325,079	17,792
Schlumberger Ltd.	344,244	31,109
Weatherford International Ltd. (b)	417,800	9,158
		58,059
Pharmaceuticals (6.0%):
Medco Health Solutions, Inc. (b)	109,000	6,854
Merck & Co., Inc.	297,275	10,146
Pfizer, Inc.	859,200	16,531
Vertex Pharmaceuticals, Inc. (b)	161,000	8,349
		41,880
Retail (2.3%):
Target Corp.	312,102	16,070

Retail-Drug Stores (2.0%):
Walgreen Co.	356,800	13,930

Retail-Specialty Stores (1.8%):
Lowe’s Cos., Inc.	589,490	12,721

Semiconductors (4.0%):
Advanced Micro Devices, Inc. (b)	823,000	6,041
Intel Corp.	981,000	21,906
		27,947
Software & Computer Services (6.0%):
Autodesk, Inc. (b)	214,900	7,393
Microsoft Corp.	1,240,381	33,986
		41,379
Steel (1.6%):
Nucor Corp.	286,497	11,142

Telecommunications-Services & Equipment (1.3%):
American Tower Corp., Class A (b)	175,600	9,224

See notes to schedules of investments.

Security Description	Shares	Value
Transportation Services (2.0%):
United Parcel Service, Inc., Class B	200,250	$13,861

Total Common Stocks (Cost $622,581)		677,062

Total Investments (Cost $633,545) — 99.3%		688,026

Other assets in excess of liabilities — 0.7%		4,767

NET ASSETS — 100.0%		$692,793

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

July 31, 2011 (Unaudited)

1.  Federal Tax Information:

At July 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	$641,456	$69,767	$(23,197)	$46,570

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value.  These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value.  These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

Institutional Diversified Stock Fund
Commercial Paper	$—	$10,964	$10,964
Common Stocks	677,062	—	677,062
Total	$677,062	$10,964	$688,026

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of July 31, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund may lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian, an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended July 31, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Portfolios and/or The Victory Variable Insurance Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At July 31, 2011, the Fund had no securities on loan.

On August 24, 2011, the Board approved the termination of the Lending Agreement.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 23, 2011

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2011